American Century Target Maturities Trust

Statement of Additional Information Supplement

Target 2010 Fund • Target 2015 Fund • Target 2020 Fund • Target 2025 Fund

Supplement dated May 15, 2006 • Statement of Additional Information dated
February 1, 2006

The following replaces the chart on page 23.

     Other Accounts Managed

     The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Other Accounts Managed (As of September 30, 2005)

                                                                                                   Other Accounts (e.g.,
                                          Registered Investment       Other Pooled                 separate accounts and
                                          Companies (e.g.,            Investment Vehicles          corporate accounts,
                                          other American Century      (e.g. commingled             including incubation
                                          funds and American          trusts and 529               strategies and
                                          Century-subadvised funds)   education savings plans)     corporate money)
-----------------------------------------------------------------------------------------------------------------------
Target 2010 Fund
-----------------------------------------------------------------------------------------------------------------------
                  Number of Other                      7                       0                         0
                  Accounts Managed
Jeremy Fletcher   .....................................................................................................
                  Assets in Other                $2,481,948,880               N/A                       N/A
                  Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
Target 2015 Fund
-----------------------------------------------------------------------------------------------------------------------
                  Number of Other                      7                       0                         0
                  Accounts Managed
Jeremy Fletcher   .....................................................................................................
                  Assets in Other                $2,498,767,204               N/A                       N/A
                  Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
Target 2020 Fund
-----------------------------------------------------------------------------------------------------------------------
                  Number of Other                      7                       0                         0
                  Accounts Managed
Jeremy Fletcher   .....................................................................................................
                  Assets in Other                $2,510,210,038               N/A                       N/A
                  Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
Target 2025 Fund
-----------------------------------------------------------------------------------------------------------------------
                  Number of Other                      7                       0                         0
                  Accounts Managed
Jeremy Fletcher   .....................................................................................................
                  Assets in Other                $2,504,257,352               N/A                       N/A
                  Accounts Managed
-----------------------------------------------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49857   0605